Fees Summary	Nov. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 574,500,000
Previously Paid Amount	0
Total Fee Amount	49,981.5
Total Offset Amount	0
Net Fee	$ 49,981.5
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A